Property Plant And Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Depreciation expense	$ 238	$ 234	$ 280
Rental expense under operating leases	$ 55	$ 56	$ 54